TheRoyceFunds
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roycefunds.com

October 26, 2015

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	The Royce Fund (the “Trust”)
File Nos. 002-80348 & 811-03599

Dear Sirs or Madam:
Enclosed herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 128 under the 1933 Act and Amendment No. 130 under the 1940 Act (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act (“Rule 485”) to reflect the addition of: (i) newly-created Institutional Class shares of Royce Global Financial Services Fund (“Financial Services”) and (ii) newly-created Consultant Class, R Class, and K Class shares of Royce International Premier Fund (“International Premier”).

The Amendment contains: (i) one prospectus offering Institutional Class shares of Financial Services; (ii) one prospectus offering Consultant Class, R Class, and K Class shares of International Premier; (iii) an updated Statement of Additional Information for the Trust which reflects additional information regarding the new share classes offered by the relevant funds and updates certain non-material information; (iv) amended and restated investment advisory agreements for several series of the Trust; (v) a Rule 18f-3 Plan relating to the newly-created Institutional Class shares of Financial Services; and (vi) a Rule 18f-3 Plan relating to the newly-created Consultant Class, R Class, and K Class shares of International Premier. The Trust further notes that a consent of the Trust’s independent registered public accounting firm will be included as an exhibit to a subsequent post-effective amendment to the Registration Statement to be subsequently filed with the Commission.

COMMITTED TO SMALLER COMPANIES, DEVOTED TO VALUE

As noted on its facing sheet, the Amendment will become effective automatically on December 25, 2015, 60 days after the date hereof, in accordance with the provisions of Rule 485(a)(1). Please contact me at (212) 508-4578 if you have any related questions or comments.

Very truly yours,

/s/ John E. Denneen
John E. Denneen
General Counsel